Transactions with Related Parties - Statement of Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Total expenses with related parties	$ 11,063	$ 9,496	$ 21,490	$ 18,781
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	1,621	1,486	3,350	2,997
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	4,826	4,080	9,462	8,109
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	538	498	999	969
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	2,591	2,119	4,969	4,401
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 1,487	$ 1,313	$ 2,710	$ 2,305